GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
GENERAL
ORGANIZATION & BUSINESS

1.ORGANIZATION & BUSINESS

Organization & Reverse Recapitalization

SmartKem, Inc. (“SmartKem” or the “Company”) a Delaware corporation, formerly known as Parasol Investments Corporation (“Parasol”), was formed on May 13, 2020, and is the successor, as discussed below, of SmartKem Limited, which was formed under the Laws of England and Wales. The Company was founded as a “shell” company registered under the Exchange Act, with no specific business plan or purpose until it began operating the business of SmartKem Limited following the closing of the Exchange described below.

On February 23, 2021, Parasol entered into a Securities Exchange Agreement (“the Exchange Agreement”), with SmartKem Limited. Pursuant to the Exchange Agreement all of the equity interests in SmartKem Limited, except certain deferred shares which had no economic or voting rights (the “Deferred Shares”) and which were purchased by Parasol for an aggregate purchase price of $1.40, were exchanged for shares of Parasol common stock, par value $0.0001 per share (“common stock”), and SmartKem Limited became a wholly owned subsidiary of Parasol (the “Exchange”).

As a result of the Exchange, Parasol legally acquired the business of SmartKem Limited, and continues as the existing business operations of SmartKem Limited as a public reporting company under the name SmartKem, Inc.

Business

We are seeking to change the world of electronics with a new class of transistor developed using our proprietary advanced semiconductor materials that we believe has the potential to revolutionize the display industry. Our TRUFLEX® semiconductor polymers enable low-temperature printing processes that are compatible with existing manufacturing infrastructure to deliver low-cost, high-performance displays. Our semiconductor platform can be used in a range of display technologies, including MicroLED, liquid crystal display (“LCD”), and AMOLED, as well as in applications in advanced computer and artificial intelligence chip packaging, sensors, and logic.

We design and develop our materials at our research and development facility in Manchester, UK, and provide prototyping services at the Centre for Process Innovation in Sedgefield, UK. We also operate a field application office in Hsinchu, Taiwan, in close proximity to our collaboration partner, The Industrial Technology Research Institute of Taiwan. Together with our collaboration partners, we are developing a commercial-scale production process and Electronic Design Automation (“EDA”) tools for our materials to demonstrate the commercial viability of manufacturing a new generation of displays using our materials.

During the first quarter of 2026, SmartKem was involved in a number of financing transaction. These included the transfer of our patent portfolio to a third party. The company still owns its process and formulation intellectual property as codified in 40 trade secrets. As previously disclosed the company is continuing to conduct a review of its strategy. In particular it is evaluating its display prototyping activities, its materials formulation activities and the possibility of adding new materials to its portfolio.

The consolidated entity presented is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.

Certain Risk and Uncertainties

The Company’s activities are subject to significant risks and uncertainties including the risk of failure to secure additional funding to properly execute the Company’s business plan. The Company is subject to risks that are common to companies in the growth stage, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, reliance on third party manufacturers, protection of proprietary technology, and compliance with regulatory requirements.

GENERAL
1.	GENERAL

Organization

SmartKem, Inc. (“SmartKem” or the “Company”) a Delaware corporation, formerly known as Parasol Investments Corporation (“Parasol”), was formed on May 13, 2020, and is the successor, as discussed below, of SmartKem Limited, which was formed under the Laws of England and Wales. The Company was founded as a “shell” company registered under the Exchange Act, with no specific business plan or purpose until it began operating the business of SmartKem Limited following the closing of the Exchange described below.

On February 23, 2021, Parasol entered into a Securities Exchange Agreement (the “Exchange Agreement”), with SmartKem Limited. Pursuant to the Exchange Agreement all of the equity interests in SmartKem Limited, except certain deferred shares which had no economic or voting rights, and which were purchased by Parasol for an aggregate purchase price of $1.40, were exchanged for shares of Parasol common stock, par value $0.0001 per share (“common stock”), and SmartKem Limited became a wholly owned subsidiary of Parasol (the “Exchange”).

As a result of the Exchange, Parasol legally acquired the business of SmartKem Limited, and continues as the existing business operations of SmartKem Limited as a public reporting company under the name SmartKem, Inc.

Business

On June 12, 2026, SmartKem Limited (subsidiary of SmartKem, Inc) entered Creditors’ Voluntary Liquidation and was deconsolidated following the appointment of an administrator. As a result, SmartKem Limited’s assets, liabilities, operations, and results are no longer included in the Company’s consolidated financial statements beginning June 12, 2026.

Upon liquidation and deconsolidation, the development and manufacturing of our custom electronic materials was taken over by SmartKem, Inc. The design and develop our materials continue to take place at our research and development facility in Manchester, UK by a team of people hired from the subsidiary. We operate with an international footprint, providing materials development, prototyping and technical support to customers and collaborators globally. Our advanced TRUFLEX® materials integrate into existing manufacturing processes, supporting efficient, scalable production and high-performance outcomes across a broad range of electronic applications. We combine materials science expertise with practical engineering to deliver tailored solutions for partners seeking to innovate in electronics.

During the first six months of 2026, SmartKem was involved in a number of financing transactions. These included the transfer of our patent portfolio to a third party. The company still owns its process and formulation intellectual property as codified in 40 trade secrets. As previously disclosed, the Company is continuing to conduct a review of its strategy. In particular, it is evaluating its display prototyping activities, its materials formulation activities, and the possibility of adding new materials to its portfolio.

SmartKem, Inc.is referred to herein as “SmartKem”, “we”, “us”, “our”, or the “Company”, as the context requires and unless otherwise noted.

Risk and Uncertainties

The Company’s activities are subject to significant risks and uncertainties including the risk of failure to secure additional funding to properly execute the Company’s business plan. The Company is subject to risks that are common to companies in the growth stage, including, but not limited to, development by the Company or its competitors of new technological innovations, dependence on key personnel, reliance on third party manufacturers, protection of proprietary technology, and compliance with regulatory requirements.

Going Concern

The Company has incurred continuing losses including net losses of $22.6 million for the six months ended June 30, 2026. The Company’s cash as of June 30, 2026 was $3.7 million with net cash used in operating activities of $3.4 million for the six months ended June 30, 2026. The Company anticipates operating losses to continue for the foreseeable future due to, among other things, costs related to research funding and further development of our technology and products.

The Company expects that its cash and cash equivalents of $3.7 million as of June 30, 2026 will not be sufficient to fund its operating expenses for the 12 months from the issuance of these financial statements. In the event that the Company is unable to raise additional capital in the near term, it may have to curtail its operations or seek protection under applicable bankruptcy or insolvency laws.

The Company’s future viability will continue to be dependent on its ability to raise additional capital to fund its operations. The Company will need to obtain additional funds to satisfy its operational needs. Until such time, if ever, as the Company can generate sufficient cash through revenue, management’s plans are to finance the Company’s working capital requirements through a combination of equity offerings, including the issuance of Common Stock pursuant to the ELOC Purchase Agreement (as defined in Note 8), debt financings, collaborations, strategic alliances and marketing, distribution or licensing arrangements. If the Company raises additional funds by issuing equity securities, the Company’s existing security holders will likely experience dilution. If the Company borrows money, the incurrence of indebtedness would result in increased debt service obligations and could require the Company to agree to operating and financial covenants that could restrict its operations. If the Company enters into a collaboration, strategic alliance or other similar arrangement, it may be forced to give up valuable rights. There can be no assurance, however, that such financing will be available in sufficient amounts, when and if needed, on acceptable terms or at all. The precise amount and timing of the funding needs cannot be determined accurately at this time, and will depend on a number of factors, including the market demand for the Company’s products and services, the quality of product development efforts, management of working capital, and continuation of normal payment terms and conditions for purchase of services. If the Company is unable to substantially increase revenues, reduce expenditures, or otherwise generate cash flows for operations, then the Company will need to raise additional funding.

There is substantial doubt that the Company will be able to pay its obligations as they fall due, and this substantial doubt is not alleviated by management plans. The condensed consolidated financial statements as of June 30, 2026 have been prepared assuming that the Company will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern.

Reverse Stock Split

All share numbers and per share amounts presented in these financial statements, including these footnotes reflect a one-for-fifty (1:50) reverse stock split effected on August 20, 2026. The split reduced the number of issued and outstanding shares without affecting the number of authorized shares or the par value of the Common Stock. No fractional shares were issued; instead, stockholders of our common stock who otherwise would have been entitled to receive a fractional share received an additional fraction of a share of common stock to round up to the next whole share.

Basis of Presentation

The unaudited interim condensed consolidated financial statements of the Company as of June 30, 2026 and December 31, 2025 and for the three and six months ended June 30, 2026 and 2025 should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (the “Annual Report”), which was filed with the SEC on April 8, 2026 and may also be found on the Company’s website (www.smartkem.com). In these notes to the interim condensed consolidated financial statements the terms “us,” “we” or “our” refer to the Company and its consolidated subsidiaries.

These interim condensed consolidated financial statements are unaudited and were prepared by the Company in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim reporting and with the SEC’s instructions to Form 10-Q and Article 10 of Regulation S-X. They include the accounts of all wholly owned subsidiaries and all significant inter-company accounts and transactions have been eliminated in consolidation. Amounts are presented in thousands, except number of shares and per share data.

The preparation of interim condensed consolidated financial statements requires management to make assumptions and estimates that impact the amounts reported. These interim condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, necessary for a fair presentation of the Company’s results of operations, financial position and cash flows for the interim periods ended June 30, 2026 and 2025; however, certain information and footnote disclosures normally included in our audited consolidated financial statements included in our Annual Report have been condensed or omitted as permitted by GAAP. It is important to note that the Company’s results of operations and cash flows for interim periods are not necessarily indicative of the results of operations and cash flows to be expected for a full fiscal year or any interim period.

Reverse Stock Split

All share numbers and per share amounts presented in these financial statements, including these footnotes reflect a one-for-fifty (1:50) reverse stock split effected on August 20, 2026.